Gains (losses) Recognized on Derivative Instruments (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative	$ 40,360	$ 0
Derivative, Loss on Derivative	0	(69)
Contingent Value Rights | Net gain on the valuation of contingent value rights
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative	40,360	0
Derivative, Loss on Derivative	0	0
Interest Rate Swap | Loss on interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative	0	0
Derivative, Loss on Derivative	$ 0	$ (69)